LONG-TERM LOAN	12 Months Ended
Dec. 31, 2013
LONG-TERM LOAN [Abstract]
LONG-TERM LOAN
NOTE 9:-	LONG-TERM LOAN

a.	On May 17, 2012 the Company entered into Loan Agreements (the "Agreements"), with two Israeli Banks (the "Banks"), based on which the Company borrowed a total of $ 10,000.

The Agreements contain various provisions including a pledge of all the Company's assets under a floating charge, compliance with certain financial covenants, restrictive covenants, including negative pledges, and other commitments, typically contained in facility agreements of this type. In December 2013, the Company amended the agreement with one of the Banks to remove one of the financial covenants. As of December 31, 2013, the Company was in compliance with all covenants.

The loans are repaid in 16 and 20 equal quarterly installments, respectively starting July 17, 2012. Interest rates applicable are 4.35% and 4.64%, payable monthly starting May 17, 2012.

b.	As of December 31, 2013, the aggregate principal annual maturities according to the loan agreement are as follows:

Repayment
amount
2014 (current maturities)	2,300
2015	2,300
2016	1,550
2017	400

Total	6,550